Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Advantage Global Fund, Inc.
Entity Central Index Key	0000922457
Document Period End Date	Jun. 30, 2024
C000007432 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Global Fund, Inc.
Class Name	Institutional Shares
Trading Symbol	MAGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Global Fund, Inc. (the “Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$79	0.71%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Global equities generally enjoyed strong performance over the period, as resilient macro and micro data combined with excitement around innovation in information technology and healthcare.
  While U.S. market leadership trends exhibited persistence they also evolved and broadened over the period, helping alleviate concerns of a potential momentum reversal.
  International markets kept pace with the United States while much broader market participation enabled value styles to keep pace with momentum.
What contributed to performance?
The Fund delivered strong gains as stock selection insights were able to identify and lean into the dominant market trends. These insights aligned with a soft-landing expectation and motivated positioning across the artificial intelligence (“AI”) and GLP-1 weight loss drug themes. Sentiment measures identifying trends across analyst and executive comments as well as smart money positioning were key performance drivers.
Fundamental quality and valuation measures provided a further source of returns as markets increasingly discerned AI winners versus losers. More broadly, valuation insights drove gains across the United States and Japan with measures evaluating cash flows, valuations and other financial statement metrics all contributing. Additionally, growth-oriented quality insights evaluating research expenditures helped the Fund benefit from AI optimism.
What detracted from performance?
Despite the strong gains, changing market leadership proved a headwind to trend-following industry insights over the period. In particular, industry measures picking up on price momentum and favoring defensive positioning performed poorly. In addition, select consumer intent-related measures were wrong-footed. In this vein, measures evaluating mobile app usage detracted by motivating exposure to the automobile industry.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2014 through June 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	22.20%	11.02%	7.44%
MSCI All Country World Index	19.38	10.76	8.43

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 382,532,073
Holdings Count | Holding	204
Advisory Fees Paid, Amount	$ 1,821,675
Investment Company Portfolio Turnover	152.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$382,532,073
Number of Portfolio Holdings	204
Net Investment Advisory Fees	$1,821,675
Portfolio Turnover Rate	152%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	69.7%
Japan	4.3
China	3.0
Taiwan	2.9
Switzerland	2.7
Spain	2.2
Canada	1.9
Denmark	1.6
Germany	1.4
India	1.3
Other#	8.8
Other Assets Less Liabilities	0.2
Ten largest holdings
Security	Percent of Net Assets(a)
Microsoft Corp.	4.9%
Apple, Inc.	4.8
NVIDIA Corp.	4.5
Amazon.com, Inc.	4.0
Johnson & Johnson	1.9
Alphabet, Inc., Class A	1.9
S&P Global, Inc.	1.7
Lam Research Corp.	1.7
Comcast Corp., Class A	1.7
QUALCOMM, Inc.	1.7
(a)	Excludes short-term securities.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Microsoft Corp.	4.9%
Apple, Inc.	4.8
NVIDIA Corp.	4.5
Amazon.com, Inc.	4.0
Johnson & Johnson	1.9
Alphabet, Inc., Class A	1.9
S&P Global, Inc.	1.7
Lam Research Corp.	1.7
Comcast Corp., Class A	1.7
QUALCOMM, Inc.	1.7
(a)Excludes short-term securities.
C000007429 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Global Fund, Inc.
Class Name	Investor A Shares
Trading Symbol	MDGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Global Fund, Inc. (the “Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$107	0.96%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Global equities generally enjoyed strong performance over the period, as resilient macro and micro data combined with excitement around innovation in information technology and healthcare.
  While U.S. market leadership trends exhibited persistence they also evolved and broadened over the period, helping alleviate concerns of a potential momentum reversal.
  International markets kept pace with the United States while much broader market participation enabled value styles to keep pace with momentum.
What contributed to performance?
The Fund delivered strong gains as stock selection insights were able to identify and lean into the dominant market trends. These insights aligned with a soft-landing expectation and motivated positioning across the artificial intelligence (“AI”) and GLP-1 weight loss drug themes. Sentiment measures identifying trends across analyst and executive comments as well as smart money positioning were key performance drivers.
Fundamental quality and valuation measures provided a further source of returns as markets increasingly discerned AI winners versus losers. More broadly, valuation insights drove gains across the United States and Japan with measures evaluating cash flows, valuations and other financial statement metrics all contributing. Additionally, growth-oriented quality insights evaluating research expenditures helped the Fund benefit from AI optimism.
What detracted from performance?
Despite the strong gains, changing market leadership proved a headwind to trend-following industry insights over the period. In particular, industry measures picking up on price momentum and favoring defensive positioning performed poorly. In addition, select consumer intent-related measures were wrong-footed. In this vein, measures evaluating mobile app usage detracted by motivating exposure to the automobile industry.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2014 through June 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	21.87%	10.75%	7.14%
Investor A Shares (with sales charge)	15.47	9.56	6.56
MSCI All Country World Index	19.38	10.76	8.43

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 382,532,073
Holdings Count | Holding	204
Advisory Fees Paid, Amount	$ 1,821,675
Investment Company Portfolio Turnover	152.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$382,532,073
Number of Portfolio Holdings	204
Net Investment Advisory Fees	$1,821,675
Portfolio Turnover Rate	152%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	69.7%
Japan	4.3
China	3.0
Taiwan	2.9
Switzerland	2.7
Spain	2.2
Canada	1.9
Denmark	1.6
Germany	1.4
India	1.3
Other#	8.8
Other Assets Less Liabilities	0.2
Ten largest holdings
Security	Percent of Net Assets(a)
Microsoft Corp.	4.9%
Apple, Inc.	4.8
NVIDIA Corp.	4.5
Amazon.com, Inc.	4.0
Johnson & Johnson	1.9
Alphabet, Inc., Class A	1.9
S&P Global, Inc.	1.7
Lam Research Corp.	1.7
Comcast Corp., Class A	1.7
QUALCOMM, Inc.	1.7
(a)	Excludes short-term securities.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Microsoft Corp.	4.9%
Apple, Inc.	4.8
NVIDIA Corp.	4.5
Amazon.com, Inc.	4.0
Johnson & Johnson	1.9
Alphabet, Inc., Class A	1.9
S&P Global, Inc.	1.7
Lam Research Corp.	1.7
Comcast Corp., Class A	1.7
QUALCOMM, Inc.	1.7
(a)Excludes short-term securities.
C000007431 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Global Fund, Inc.
Class Name	Investor C Shares
Trading Symbol	MCGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Global Fund, Inc. (the “Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$189	1.71%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Global equities generally enjoyed strong performance over the period, as resilient macro and micro data combined with excitement around innovation in information technology and healthcare.
  While U.S. market leadership trends exhibited persistence they also evolved and broadened over the period, helping alleviate concerns of a potential momentum reversal.
  International markets kept pace with the United States while much broader market participation enabled value styles to keep pace with momentum.
What contributed to performance?
The Fund delivered strong gains as stock selection insights were able to identify and lean into the dominant market trends. These insights aligned with a soft-landing expectation and motivated positioning across the artificial intelligence (“AI”) and GLP-1 weight loss drug themes. Sentiment measures identifying trends across analyst and executive comments as well as smart money positioning were key performance drivers.
Fundamental quality and valuation measures provided a further source of returns as markets increasingly discerned AI winners versus losers. More broadly, valuation insights drove gains across the United States and Japan with measures evaluating cash flows, valuations and other financial statement metrics all contributing. Additionally, growth-oriented quality insights evaluating research expenditures helped the Fund benefit from AI optimism.
What detracted from performance?
Despite the strong gains, changing market leadership proved a headwind to trend-following industry insights over the period. In particular, industry measures picking up on price momentum and favoring defensive positioning performed poorly. In addition, select consumer intent-related measures were wrong-footed. In this vein, measures evaluating mobile app usage detracted by motivating exposure to the automobile industry.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2014 through June 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	20.91%	9.92%	6.48%
Investor C Shares (with sales charge)	19.91	9.92	6.48
MSCI All Country World Index	19.38	10.76	8.43

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 382,532,073
Holdings Count | Holding	204
Advisory Fees Paid, Amount	$ 1,821,675
Investment Company Portfolio Turnover	152.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$382,532,073
Number of Portfolio Holdings	204
Net Investment Advisory Fees	$1,821,675
Portfolio Turnover Rate	152%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	69.7%
Japan	4.3
China	3.0
Taiwan	2.9
Switzerland	2.7
Spain	2.2
Canada	1.9
Denmark	1.6
Germany	1.4
India	1.3
Other#	8.8
Other Assets Less Liabilities	0.2
Ten largest holdings
Security	Percent of Net Assets(a)
Microsoft Corp.	4.9%
Apple, Inc.	4.8
NVIDIA Corp.	4.5
Amazon.com, Inc.	4.0
Johnson & Johnson	1.9
Alphabet, Inc., Class A	1.9
S&P Global, Inc.	1.7
Lam Research Corp.	1.7
Comcast Corp., Class A	1.7
QUALCOMM, Inc.	1.7
(a)	Excludes short-term securities.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Microsoft Corp.	4.9%
Apple, Inc.	4.8
NVIDIA Corp.	4.5
Amazon.com, Inc.	4.0
Johnson & Johnson	1.9
Alphabet, Inc., Class A	1.9
S&P Global, Inc.	1.7
Lam Research Corp.	1.7
Comcast Corp., Class A	1.7
QUALCOMM, Inc.	1.7
(a)Excludes short-term securities.
C000199761 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Global Fund, Inc.
Class Name	Class K Shares
Trading Symbol	MKGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Global Fund, Inc. (the “Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$73	0.66%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Global equities generally enjoyed strong performance over the period, as resilient macro and micro data combined with excitement around innovation in information technology and healthcare.
  While U.S. market leadership trends exhibited persistence they also evolved and broadened over the period, helping alleviate concerns of a potential momentum reversal.
  International markets kept pace with the United States while much broader market participation enabled value styles to keep pace with momentum.
What contributed to performance?
The Fund delivered strong gains as stock selection insights were able to identify and lean into the dominant market trends. These insights aligned with a soft-landing expectation and motivated positioning across the artificial intelligence (“AI”) and GLP-1 weight loss drug themes. Sentiment measures identifying trends across analyst and executive comments as well as smart money positioning were key performance drivers.
Fundamental quality and valuation measures provided a further source of returns as markets increasingly discerned AI winners versus losers. More broadly, valuation insights drove gains across the United States and Japan with measures evaluating cash flows, valuations and other financial statement metrics all contributing. Additionally, growth-oriented quality insights evaluating research expenditures helped the Fund benefit from AI optimism.
What detracted from performance?
Despite the strong gains, changing market leadership proved a headwind to trend-following industry insights over the period. In particular, industry measures picking up on price momentum and favoring defensive positioning performed poorly. In addition, select consumer intent-related measures were wrong-footed. In this vein, measures evaluating mobile app usage detracted by motivating exposure to the automobile industry.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2014 through June 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	22.22%	11.08%	7.48%
MSCI All Country World Index	19.38	10.76	8.43

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 382,532,073
Holdings Count | Holding	204
Advisory Fees Paid, Amount	$ 1,821,675
Investment Company Portfolio Turnover	152.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$382,532,073
Number of Portfolio Holdings	204
Net Investment Advisory Fees	$1,821,675
Portfolio Turnover Rate	152%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	69.7%
Japan	4.3
China	3.0
Taiwan	2.9
Switzerland	2.7
Spain	2.2
Canada	1.9
Denmark	1.6
Germany	1.4
India	1.3
Other#	8.8
Other Assets Less Liabilities	0.2
Ten largest holdings
Security	Percent of Net Assets(a)
Microsoft Corp.	4.9%
Apple, Inc.	4.8
NVIDIA Corp.	4.5
Amazon.com, Inc.	4.0
Johnson & Johnson	1.9
Alphabet, Inc., Class A	1.9
S&P Global, Inc.	1.7
Lam Research Corp.	1.7
Comcast Corp., Class A	1.7
QUALCOMM, Inc.	1.7
(a)	Excludes short-term securities.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Microsoft Corp.	4.9%
Apple, Inc.	4.8
NVIDIA Corp.	4.5
Amazon.com, Inc.	4.0
Johnson & Johnson	1.9
Alphabet, Inc., Class A	1.9
S&P Global, Inc.	1.7
Lam Research Corp.	1.7
Comcast Corp., Class A	1.7
QUALCOMM, Inc.	1.7
(a)Excludes short-term securities.
C000007433 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Global Fund, Inc.
Class Name	Class R Shares
Trading Symbol	MRGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Global Fund, Inc. (the “Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$134	1.21%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Global equities generally enjoyed strong performance over the period, as resilient macro and micro data combined with excitement around innovation in information technology and healthcare.
  While U.S. market leadership trends exhibited persistence they also evolved and broadened over the period, helping alleviate concerns of a potential momentum reversal.
  International markets kept pace with the United States while much broader market participation enabled value styles to keep pace with momentum.
What contributed to performance?
The Fund delivered strong gains as stock selection insights were able to identify and lean into the dominant market trends. These insights aligned with a soft-landing expectation and motivated positioning across the artificial intelligence (“AI”) and GLP-1 weight loss drug themes. Sentiment measures identifying trends across analyst and executive comments as well as smart money positioning were key performance drivers.
Fundamental quality and valuation measures provided a further source of returns as markets increasingly discerned AI winners versus losers. More broadly, valuation insights drove gains across the United States and Japan with measures evaluating cash flows, valuations and other financial statement metrics all contributing. Additionally, growth-oriented quality insights evaluating research expenditures helped the Fund benefit from AI optimism.
What detracted from performance?
Despite the strong gains, changing market leadership proved a headwind to trend-following industry insights over the period. In particular, industry measures picking up on price momentum and favoring defensive positioning performed poorly. In addition, select consumer intent-related measures were wrong-footed. In this vein, measures evaluating mobile app usage detracted by motivating exposure to the automobile industry.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2014 through June 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	21.59%	10.47%	6.83%
MSCI All Country World Index	19.38	10.76	8.43

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 382,532,073
Holdings Count | Holding	204
Advisory Fees Paid, Amount	$ 1,821,675
Investment Company Portfolio Turnover	152.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$382,532,073
Number of Portfolio Holdings	204
Net Investment Advisory Fees	$1,821,675
Portfolio Turnover Rate	152%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	69.7%
Japan	4.3
China	3.0
Taiwan	2.9
Switzerland	2.7
Spain	2.2
Canada	1.9
Denmark	1.6
Germany	1.4
India	1.3
Other#	8.8
Other Assets Less Liabilities	0.2
Ten largest holdings
Security	Percent of Net Assets(a)
Microsoft Corp.	4.9%
Apple, Inc.	4.8
NVIDIA Corp.	4.5
Amazon.com, Inc.	4.0
Johnson & Johnson	1.9
Alphabet, Inc., Class A	1.9
S&P Global, Inc.	1.7
Lam Research Corp.	1.7
Comcast Corp., Class A	1.7
QUALCOMM, Inc.	1.7
(a)	Excludes short-term securities.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Microsoft Corp.	4.9%
Apple, Inc.	4.8
NVIDIA Corp.	4.5
Amazon.com, Inc.	4.0
Johnson & Johnson	1.9
Alphabet, Inc., Class A	1.9
S&P Global, Inc.	1.7
Lam Research Corp.	1.7
Comcast Corp., Class A	1.7
QUALCOMM, Inc.	1.7
(a)Excludes short-term securities.